Exhibit 99.1

SLM Student Loan Trust 2010-2
Monthly Servicing Report

Distribution Date	10/25/2010
Collection Period	09/01/2010 - 9/30/2010

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2010-2 Deal Parameters

	Student Loan Portfolio Characteristics		8/31/2010	Activity	9/30/2010
A	i	Portfolio Balance	$672,620,566.76	$33,152,733.30	$705,773,300.06
	ii	Interest to be Capitalized	17,532,284.43		17,871,153.05

	iii	Total Pool	$690,152,851.19		$723,644,453.11
	iv	Capitalized Interest	3,000,000.00		3,000,000.00
	vi	Specified Reserve Account Balance	3,450,764.26		3,618,222.27

	vii	Total Adjusted Pool	$696,603,615.45		$730,262,675.38

B	i	Weighted Average Coupon (WAC)	5.154%		5.170%
	ii	Weighted Average Remaining Term	115.41		115.26
	iii	Number of Loans	192,616		201,193
	iv	Number of Borrowers	87,415		91,374
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill	$179,680,743		$193,999,828
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$510,472,108		$529,644,625
	viii	Pool Factor	0.990679510		0.984977792

						% of O/S		% of O/S
	Notes			Spread	Balance 09/27/2010	Securities	Balance 10/25/2010	Securities
C	i	A Notes	78446AAA3	0.50%	$709,067,001.33	96.940%	$705,275,004.95	96.924%
	ii	B Notes	78446AAB1	0.90%	$22,379,000.00	3.060%	$22,379,000.00	3.076%

		Total Notes			$731,446,001.33	100.000%	$727,654,004.95	100.000%

	Reserve Account		9/27/2010	10/25/2010
D	i	Required Reserve Acct Deposit (%)	0.50%	0.50%
	ii	Reserve Acct Initial Deposit ($)	$3,768,055.00	$3,768,055.00
	iii	Specified Reserve Acct Balance ($)	$3,450,764.26	$3,618,222.27
	iv	Reserve Account Floor Balance ($)	$1,130,416.00	$1,130,416.00
	v	Current Reserve Acct Balance ($)	$3,450,764.26	$3,618,222.27

	Other Accounts		9/27/2010	10/25/2010
E	i	Supplemental Loan Purchase Account	$37,680,545.75	$(0.00)
	iii	Capitalized Interest Account	$3,000,000.00	$3,000,000.00
	iii	Floor Income Rebate Account	$458,740.15	$2,045,467.78

	Asset/Liability		9/27/2010	10/25/2010
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$734,284,161.20	$730,262,675.38
	ii	Total Outstanding Balance Notes	$731,446,001.33	$727,654,004.95
	iii	Difference	$2,838,159.87	$2,608,670.43
	iv	Parity Ratio	1.00388	1.00359

II. 2010-2	Transactions from: 9/1/2010 through:	9/30/2010

A	Student Loan Principal Activity
	i	Regular Principal Collections	$5,183,448.77
	ii	Principal Collections from Guarantor	0.00
	iii	Principal Reimbursements	29,041.19
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$5,212,489.96

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$6,480.12
	ii	Capitalized Interest	(1,644,689.39)

	iii	Total Non-Cash Principal Activity	$(1,638,209.27)

C	Student Loan Principal Purchases		$(36,727,013.99)

D	Total Student Loan Principal Activity		$(33,152,733.30)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$588,066.24
	ii	Interest Claims Received from Guarantors	0.00
	iii	Collection Fees/Returned Items	726.40
	iv	Late Fee Reimbursements	36,953.83
	v	Interest Reimbursements	2,365.47
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$628,111.94

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$11,604.00
	ii	Capitalized Interest	1,644,689.39

	iii	Total Non-Cash Interest Adjustments	$1,656,293.39

G	Student Loan Interest Purchases		$(725,151.80)

H	Total Student Loan Interest Activity		$1,559,253.53

I	Non-Reimbursable Losses During Collection Period		$33.91

J	Cumulative Non-Reimbursable Losses to Date		$38.86

III. 2010-2 Collection Account Activity 9/1/2010 through 9/30/2010

A	Principal Collections
	i	Principal Payments Received	$2,351,637.64
	ii	Consolidation Principal Payments	2,831,811.13
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	158.56
	v	Reimbursements by Servicer	214.65
	vi	Re-purchased Principal	28,667.98

	vii	Total Principal Collections	$5,212,489.96

B	Interest Collections
	i	Interest Payments Received	$415,704.05
	ii	Consolidation Interest Payments	172,362.19
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	552.89
	vi	Re-purchased Interest	1,812.58
	vii	Collection Fees/Return Items	726.40
	viii	Late Fees	36,953.83

	ix	Total Interest Collections	$628,111.94

C	Other Reimbursements		$6,949.44

D	Reserves in Excess of the Requirement		$-

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$979.25

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$420,801.41

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS LESS FUNDS PREVIOUSLY REMITTED:		$6,269,332.00
		Servicing Fees to Servicer	$0.00
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Consolidation Loan Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(1,586,727.63)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$4,682,604.37

N	Servicing Fees Due for Current Period		$279,288.15

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$6,667.00

Q	Total Fees Due for Period		$285,955.15

IV. 2010-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *

STATUS	8/31/2010	9/30/2010	8/31/2010	9/30/2010	8/31/2010	9/30/2010	8/31/2010	9/30/2010	8/31/2010	9/30/2010

INTERIM:
In School
Current	6.522%	6.524%	26,653	25,909	13.837%	12.878%	$141,805,895.79	$137,585,856.50	21.083%	19.494%

Grace
Current	6.577%	6.573%	16,131	14,837	8.375%	7.375%	93,106,158.19	$85,998,064.95	13.842%	12.185%

TOTAL INTERIM	6.543%	6.543%	42,784	40,746	22.212%	20.252%	$234,912,053.98	$223,583,921.45	34.925%	31.679%

REPAYMENT
Active
Current	4.502%	4.516%	74,414	75,906	38.633%	37.728%	$177,081,739.56	$187,215,872.41	26.327%	26.526%
31-60 Days Delinquent	4.665%	5.069%	9,257	10,215	4.806%	5.077%	32,588,968.94	34,894,521.93	4.845%	4.944%
61-90 Days Delinquent	4.657%	4.714%	7,146	6,350	3.710%	3.156%	24,776,321.26	23,263,662.61	3.684%	3.296%
91-120 Days Delinquent	4.200%	4.699%	3,827	5,273	1.987%	2.621%	13,082,198.01	17,897,982.36	1.945%	2.536%
> 120 Days Delinquent	3.796%	3.897%	9,681	11,798	5.026%	5.864%	32,097,769.74	40,159,178.51	4.772%	5.690%

Deferment
Current	4.008%	4.141%	26,345	29,406	13.677%	14.616%	82,700,986.13	93,379,459.43	12.295%	13.231%

Forbearance
Current	4.490%	4.789%	19,160	21,369	9.947%	10.621%	75,377,033.37	84,905,240.64	11.206%	12.030%

TOTAL REPAYMENT	4.367%	4.496%	149,830	160,317	77.787%	79.683%	$437,705,017.01	$481,715,917.89	65.075%	68.254%

Claims in Process (1)	3.270%	4.419%	2	127	0.001%	0.063%	$3,495.77	$466,277.48	0.001%	0.066%
Aged Claims Rejected (2)	0.000%	2.470%	0	3	0.000%	0.001%	$0.00	$7,183.24	0.000%	0.001%

GRAND TOTAL	5.154%	5.170%	192,616	201,193	100.000%	100.000%	$672,620,566.76	$705,773,300.06	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

* Percentages may not total 100% due to rounding.

V.    2010-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$2,226,364.04

B	Interest Subsidy Payments Accrued During Collection Period	617,575.98

C	Special Allowance Payments Accrued During Collection Period	32,827.16

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	979.25

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$2,877,746.43

VI.   2010-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A Interest Rate	0.000588194	09/27/2010 - 10/25/2010	1 NY Business Day	0.75625%	LIBOR
B	Class B Interest Rate	0.000899306	09/27/2010 - 10/25/2010	1 NY Business Day	1.15625%	LIBOR
   * Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2010-2 Inputs From Prior Period	8/31/2010

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$672,620,566.76
	ii	Interest To Be Capitalized		17,532,284.43
	iii	Total Pool		$690,152,851.19
	iv	Capitalized Interest		3,000,000.00
	vi	Specified Reserve Account Balance		3,450,764.26

	vii	Total Adjusted Pool		$696,603,615.45

B	Total Note Factor			0.961949240
C	Total Note Balance			$731,446,001.33

D	Note Balance 9/27/2010		Class A	Class B
	i	Current Factor	0.960795395	1.000000000
	ii	Expected Note Balance	$709,067,001.33	$22,379,000.00
	iii	Note Principal Shortfall	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00

E	Reserve Account Balance			$3,450,764.26
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII.    2010-2 Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds (Section III-M)	$4,682,604.37	$4,682,604.37

B	Primary Servicing Fees - Current Month	$279,288.15	$4,403,316.22

C	Administration Fee	$6,667.00	$4,396,649.22

D	Class A Noteholders’ Interest Distribution Amounts	$417,069.27	$3,979,579.95

E	Class B Noteholders’ Interest Distribution Amounts	$20,125.56	$3,959,454.39

F	Reinstate Reserve Account to the Specified Reserve Account Balance	$167,458.01	$3,791,996.38

G	Class A Noteholders’ Principal Distribution Amounts	$3,791,996.38	$0.00

H	Class B Noteholders’ Principal Distribution Amounts	$0.00	$0.00

I	Indenture Trustee, the Eligible Lender Trustee and the Delaware Trustee Fees	$0.00	$0.00

J	Carryover Servicing Fees	$0.00	$0.00

K	Additional Principal Distribution Amount	$0.00	$0.00

L	Excess to Certificateholder	$0.00	$0.00

M	Waterfall Triggers

i	Student Loan Principal Outstanding	$705,773,300.06

ii	Interest to be Capitalized	17,871,153.05

iii	Reserve Account Balance (after any reinstatement)	3,618,222.27

iv	Capitalized Interest Account Balance	3,000,000.00

v	Less Specified Reserve Account Balance	(3,618,222.27)

vi	Total	$726,644,453.11

vii	Class A Notes Outstanding (after application of available funds)	$705,275,004.95

viii	Insolvency Event or Event of Default Under Indenture	N

ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

IX. 2010-2              Account Reconciliations

A Reserve Account

i	Beginning Balance	$3,450,764.26

ii	Deposits to correct Shortfall	$167,458.01

iii	Total Reserve Account Balance Available	$3,618,222.27

iv	Required Reserve Account Balance	$3,618,222.27

v	Shortfall Carried to Next Period	$0.00

vi	Excess Reserve - Release to Collection Account	$-

vii	Ending Reserve Account Balance	$3,618,222.27

B Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		9/24/2010

i	Beginning Balance	$37,680,545.75

ii	Supplemental Loan Purchases	$(37,259,744.34)

iii	Transfers to Collection Account	$(420,801.41)

iv	Ending Balance	$(0.00)

D Capitalized Interest Account
Capitalized Interest Account Initial Release Date		8/26/2013

i	Beginning Balance	$3,000,000.00

ii	Transfers to Collection Account	$0.00

iii	Ending Balance	$3,000,000.00

E Floor Income Rebate Account

i	Beginning Balance	$458,740.15

ii	Deposits for the Period	$1,586,727.63

iii	Release to Collection Account	$0.00

iv	Ending Balance	$2,045,467.78

X.   2010-2 Distributions

A	Distribution Amounts		Class A	Class B
	i	Monthly Interest Due	$417,069.27	$20,125.56
	ii	Monthly Interest Paid	417,069.27	20,125.56

	iii	Interest Shortfall	$0.00	$0.00

	iv	Monthly Principal Due	$6,183,325.95	$0.00
	v	Monthly Principal Paid	3,791,996.38	0.00

	vi	Monthly Principal Shortfall	$2,391,329.57	$0.00

	vii	Total Distribution Amount	$4,209,065.65	$20,125.56

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 9/30/10	$731,446,001.33
	ii	Adjusted Pool Balance 9/30/10	730,262,675.38
	iii	Overcollaterlization Amount	5,000,000.00

	iv	Principal Distribution Amount (i - (ii - iii))	$6,183,325.95

	v	Principal Distribution Amount Paid	$3,791,996.38

	vi	Principal Shortfall (iv - v)	$2,391,329.57

C		Total Principal Distribution	$3,791,996.38
D		Total Interest Distribution	437,194.83

E		Total Cash Distributions	$4,229,191.21

					Paydown
F	Note Balances			9/27/2010	Factor	10/25/2010
	i	A Note Balance	78446AAA3	$709,067,001.33		$705,275,004.95
		A Note Pool Factor		0.960795395	0.005138206	0.955657188

	ii	B Note Balance	78446AAB1	$22,379,000.00		$22,379,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XI.   2010-2 Historical Pool Information

			9/1/10 – 9/30/10	8/26/10 – 8/31/10

Beginning Student Loan Portfolio Balance			$672,620,566.76	$679,589,352.80

	Student Loan Principal Activity
	i	Regular Principal Collections	$5,183,448.77	$7,057,571.63
	ii	Principal Collections from Guarantor	0.00	0.00
	iii	Principal Reimbursements	29,041.19	50,167.79
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$5,212,489.96	$7,107,739.42

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$6,480.12	$6,131.46
	ii	Capitalized Interest	(1,644,689.39)	(145,084.84)

	iii	Total Non-Cash Principal Activity	$(1,638,209.27)	$(138,953.38)

	Student Loan Principal Purchases		$(36,727,013.99)	$0.00

(-)	Total Student Loan Principal Activity		$(33,152,733.30)	$6,968,786.04

	Student Loan Interest Activity
	i	Regular Interest Collections	$588,066.24	$156,492.31
	ii	Interest Claims Received from Guarantors	0.00	0.00
	iii	Collection Fees/Returned Items	726.40	66.11
	iv	Late Fee Reimbursements	36,953.83	12,162.32
	v	Interest Reimbursements	2,365.47	832.05
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	0.00	0.00
	viii	Subsidy Payments	0.00	0.00

	ix	Total Interest Collections	$628,111.94	$169,552.79

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$11,604.00	$2,838.31
	ii	Capitalized Interest	1,644,689.39	145,084.84

	iii	Total Non-Cash Interest Adjustments	$1,656,293.39	$147,923.15

	Student Loan Interest Purchases		$(725,151.80)	$0.00

	Total Student Loan Interest Activity		$1,559,253.53	$317,475.94

(=)	Ending Student Loan Portfolio Balance		$705,773,300.06	$672,620,566.76

(+)	Interest to be Capitalized		$17,871,153.05	$17,532,284.43

(=)	TOTAL POOL		$723,644,453.11	$690,152,851.19

(+)	Capitalized Interest		$3,000,000.00	$3,000,000.00

(+)	Reserve Account Balance		$3,618,222.27	$3,450,764.26

(=)	Total Adjusted Pool		$730,262,675.38	$696,603,615.45

XII. 2010-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Sep-10	$690,152,851	39.56%

Oct-10	$723,644,453	12.69%

* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.